Securities - Gross Unrealized Losses (Details 5) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Dec. 31, 2010
Gross unrealized losses
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	$ 1,562	$ 1,562	$ 2,025
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	533	533	510
External Credit Rating, Non Investment Grade [Member] | Prime and Alt-A [Member]
Gross unrealized losses
Available-for-Sale Securities, By Amortized Cost, Rated Below Investment Grade, Percentage of Portfolio	58.00%	58.00%
Available-For-Sale Securities, Qualitative Disclosure, Percentage Other-than-temporarily Impaired	66.00%	66.00%
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Credit Enhancement Percentage	8.00%	8.00%
External Credit Rating, Investment Grade [Member] | Prime and Alt-A [Member]
Gross unrealized losses
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Credit Enhancement Percentage	44.00%	44.00%
Minimum [Member] | Non-U.S. [Member]
Gross unrealized losses
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Other, Default Rate	0.25%
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Constant Prepayment Rate	15.00%
Maximum [Member] | Non-U.S. [Member]
Gross unrealized losses
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Other, Default Rate	0.50%
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Constant Prepayment Rate	20.00%
Prime and Alt-A [Member]
Gross unrealized losses
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	180	180	250
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	179	179	250
Other-than-temporary impairment losses	13	43
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Other, Default Rate		24.00%
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Other, Loss Severity Rate		47.00%
Non-U.S. [Member]
Gross unrealized losses
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	317	317	409
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	230	230	30
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Other, Recovery Rate	60.00%
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Credit Enhancement Percentage	10.00%	10.00%
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Expected Lifetime Losses	1.50%	1.50%
Collateralized Loan Obligations [Member]
Gross unrealized losses
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	117	117	210
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	$ 113	$ 113	$ 200
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Other, Default Rate		2.00%
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Other, Loss Severity Rate	48.00%
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Other, Loss Severity From Debt Securities	82.00%	82.00%
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Credit Enhancement Percentage	30.00%	30.00%
Collateral default rates after the current period	4.00%	4.00%
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Months Between Default and Loss		18 months